CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Total Renren Inc.'s equity (deficit) [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Statutory reserves [Member]	Accumulated other comprehensive income (loss) [Member]	Non-controlling interest [Member]	Class A ordinary shares [Member] Ordinary shares [Member]	Class B ordinary shares [Member] Ordinary shares [Member]
Balance at Dec. 31, 2015	$ 929,388	$ 930,544	$ 1,243,083	$ (357,394)	$ 6,712	$ 37,124	$ (1,156)	$ 714	$ 305
Balance (in shares) at Dec. 31, 2015								714,365,091	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	23,544	23,544	23,544	0	0		0	$ 0	$ 0
Other comprehensive income (loss)	(30,241)	(30,241)	0	0	0	(30,241)	0	0	0
Net income (loss)	(185,352)	(185,352)	0	(185,352)	0	0	0	0	0
Exercise of share option and restricted shares vesting	1,150	1,150	1,144	0	0	0	0	$ 6	$ 0
Exercise of share option and restricted shares vesting (in shares)								5,286,327	0
Deconsolidation of Beijing Wanmen Education Technology Co., Ltd. ("Wanmen")	(23)	(1,179)	(1,179)	0	0	0	1,156	$ 0	$ 0
Balance at Dec. 31, 2016	738,466	738,466	1,266,592	(542,746)	6,712	6,883	0	$ 720	$ 305
Balance (in shares) at Dec. 31, 2016								719,651,418	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	28,016	28,016	28,016	0	0	0	0	$ 0	$ 0
Other comprehensive income (loss)	10,233	9,477	0	0	0	9,477	756	0	0
Noncontrolling interest arising from an acquisition	25,255	756	0	0	0	756	24,499	0	0
Capital contribution from non-controlling shareholder	16,717	7,954	7,954	0	0	0	8,763	0	0
Net income (loss)	(110,503)	(110,427)	0	(110,427)	0	0	(76)	0	0
Exercise of share option and restricted shares vesting	562	562	555	0	0	0	0	$ 7	$ 0
Exercise of share option and restricted shares vesting (in shares)								6,898,035	0
Balance at Dec. 31, 2017	708,746	674,804	1,303,117	(653,173)	6,712	17,116	33,942	$ 727	$ 305
Balance (in shares) at Dec. 31, 2017								726,549,453	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	31,603	31,603	31,603	0	0	0	0	$ 0	$ 0
Other comprehensive income (loss)	(22,805)	(3,390)	0	7,364	0	(10,754)	(2,519)	0	0
Noncontrolling interest arising from an acquisition	3,016	(2,519)	0	0	0	(2,519)	5,535	0	0
Disposal of subsidiaries	(1,485)	(64)	(64)	0	0	0	(1,421)
Capital contribution from non-controlling shareholder	13,942	7,947	7,947	0	0	0	5,995	0	0
Deconsolidation of Oak Pacific Investment	(634,278)	(634,278)	(634,278)	9,532	0	(9,532)	0	0	0
Net income (loss)	64,481	72,540	0	72,540	0	0	(8,059)	0	0
Exercise of share option and restricted shares vesting	822	822	812	0	0	0	0	$ 10	$ 0
Exercise of share option and restricted shares vesting (in shares)								10,672,995	0
Balance at Dec. 31, 2018	$ 180,938	$ 147,465	$ 709,137	$ (563,737)	$ 6,712	$ (5,689)	$ 33,473	$ 737	$ 305
Balance (in shares) at Dec. 31, 2018								737,222,448	305,388,450